Post-employment Benefits - Post-employment benefits (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Post-employment benefit plans
Defined benefit obligation	$ 2,847,608	$ 2,477,527
Plan assets	1,379,496	1,515,030
Unfunded status of plans	1,468,112	962,497
Remeasurement adjustments	247,092	97,086
Pensions
Post-employment benefit plans
Defined benefit obligation	2,339,860	2,034,226
Plan assets	1,051,076	1,108,176
Unfunded status of plans	1,288,784	926,050
Remeasurement adjustments	183,002	70,861
Seniority Premiums
Post-employment benefit plans
Defined benefit obligation	507,748	443,301
Plan assets	328,420	406,854
Unfunded status of plans	179,328	36,447
Remeasurement adjustments	$ 64,090	$ 26,225